UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Kenwood Group
Address: 10 S. LaSalle Street
         Suite 3610
         Chicago, Illinois  60603

13F File Number:  28-5410

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sharon Morrow
Title:     Vice President Marketing/Client Services
Phone:     (312) 368-1666

Signature, Place, and Date of Signing:

     Sharon Morrow     Chicago, IL     July 30, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     51

Form13F Information Table Value Total:     361624


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3 COM Corp                  COM                 885535104     3398   715300 SH       SOLE                   715300        0        0
Adaptec                     COM                 00651F108     6504   654300 SH       SOLE                   654300        0        0
Alliant Energy              COM                 18802108      9225   316460 SH       SOLE                   316460        0        0
American Greetings          COM                 26375105      1390   126355 SH       SOLE                   126355        0        0
AMR Corp                    COM                 1765106       9079   251290 SH       SOLE                   251290        0        0
Arden Realty                COM                 39793104      9743   364900 SH       SOLE                   364900        0        0
Avnet Inc                   COM                 53807103      8580   382700 SH       SOLE                   382700        0        0
Banknorth Group             COM                 06646R107     7758   342500 SH       SOLE                   342500        0        0
Becton Dickinson            COM                 75887109      5494   153500 SH       SOLE                   153500        0        0
Boston Scientific           COM                 101137107     4447   261600 SH       SOLE                   261600        0        0
C R Bard                    COM                 67383109     10217   179400 SH       SOLE                   179400        0        0
Century Tele                COM                 156700106    11462   378300 SH       SOLE                   378300        0        0
Coca Cola                   COM                 191219104     4882   298600 SH       SOLE                   298600        0        0
Comerica                    COM                 200340107     7367   127900 SH       SOLE                   127900        0        0
CommScope                   COM                 203372107     5808   247166 SH       SOLE                   247166        0        0
CTS Corp                    COM                 126501105     4069   198500 SH       SOLE                   198500        0        0
Cypress Semiconductor       COM                 232806109     4653   195100 SH       SOLE                   195100        0        0
Diebold                     COM                 253651103     7504   233400 SH       SOLE                   233400        0        0
DTE Energy                  COM                 233331107     5517   118800 SH       SOLE                   118800        0        0
FedEx Corp                  COM                 31428X106     6593   164020 SH       SOLE                   164020        0        0
FleetBoston                 COM                 339030108     9053   229487 SH       SOLE                   229487        0        0
Fluor                       COM                 343412102      829    18350 SH       SOLE                    18350        0        0
GATX Corp.                  COM                 361448103    10795   269200 SH       SOLE                   269200        0        0
Harman Intl                 COM                 413086109     9359   245700 SH       SOLE                   245700        0        0
Health Net                  COM                 42222G108    10781   619600 SH       SOLE                   619600        0        0
Hilton Hotels               COM                 432848109     7324   631400 SH       SOLE                   631400        0        0
John H Harland              COM                 412693103     2852   122400 SH       SOLE                   122400        0        0
Knight Ridder               COM                 499040103     7149   120550 SH       SOLE                   120550        0        0
Limited The                 COM                 532716107    11597   702000 SH       SOLE                   702000        0        0
Marshall & Ilsley           COM                 571834100    12861   238600 SH       SOLE                   238600        0        0
Mattell                     COM                 577081102     5055   267200 SH       SOLE                   267200        0        0
Maytag Corp                 COM                 578592107     3113   106400 SH       SOLE                   106400        0        0
Meredith Corp               COM                 589433101      100     2800 SH       SOLE                     2800        0        0
Nationwide Financial        COM                 638612101    11755   269300 SH       SOLE                   269300        0        0
Neiman Marcus Group         COM                 640204202     3767   121500 SH       SOLE                   121500        0        0
Occidental Pete             COM                 674599105     7089   266620 SH       SOLE                   266620        0        0
Pactiv Corp                 COM                 695257105     9443   704700 SH       SOLE                   704700        0        0
Pitney Bowes                COM                 724479100     5273   125200 SH       SOLE                   125200        0        0
Puget Energy                COM                 745310102    12888   491900 SH       SOLE                   491900        0        0
Readers Digest              COM                 755267101     8131   282800 SH       SOLE                   282800        0        0
Rowan Companies             COM                 779382100     7284   329600 SH       SOLE                   329600        0        0
Roxio Inc                   COM                 780008108     2189   168389 SH       SOLE                   168389        0        0
Ryder Systems               COM                 783549108     1586    80900 SH       SOLE                    80900        0        0
Sovereign Bancorp           COM                 845905108    12307   946720 SH       SOLE                   946720        0        0
Staples Inc.                COM                 855030102     8158   510200 SH       SOLE                   510200        0        0
Stilwell Financial          COM                 860831106    12011   357900 SH       SOLE                   357900        0        0
The PMI Group               COM                 69344M101     9173   128025 SH       SOLE                   128025        0        0
Ultramar Diamond Shamrock   COM                 904000106     3216    68070 SH       SOLE                    68070        0        0
Unocal                      COM                 915289102     8824   258400 SH       SOLE                   258400        0        0
Wendys Intl                 COM                 950590109     7207   282200 SH       SOLE                   282200        0        0
Xcel Energy                 COM                 98389B100     6765   237800 SH       SOLE                   237800        0        0

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